ACQUISITIONS AND OTHER ARRANGEMENTS - Seprafilm Adhesion Barrier (Details) $ in Millions		12 Months Ended
	Feb. 14, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions And Collaborations [Line Items]
Goodwill		$ 3,217	$ 3,030	$ 3,002
Seprafilm Adhesion Barrier
Acquisitions And Collaborations [Line Items]
Cash consideration transferred	$ 342
Inventories	18
Goodwill	28
Other intangible assets	296
Total assets acquired and liabilities assumed	342
Net sales		94
Pre-tax gain		18
Integration related costs		$ 15
Seprafilm Adhesion Barrier | Developed Product Rights
Acquisitions And Collaborations [Line Items]
Fair value of asset acquired	$ 286
Weighted-average useful life	10 years
Seprafilm Adhesion Barrier | Developed Product Rights | Measurement Input Discount Rate
Acquisitions And Collaborations [Line Items]
Discount rate used to measure intangible assets	0.148
Seprafilm Adhesion Barrier | Customer Relationship
Acquisitions And Collaborations [Line Items]
Fair value of asset acquired	$ 10
Weighted-average useful life	7 years
Seprafilm Adhesion Barrier | Customer Relationship | Measurement Input Discount Rate
Acquisitions And Collaborations [Line Items]
Discount rate used to measure intangible assets	0.110